Condensed financial information of the parent company - Statement of changes in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Balance start of period	€ 55,628	€ 57,004	€ 52,802
Other comprehensive income	1,357	985	(3,147)
Total comprehensive income	6,948	5,360	9,081
Dividends	(3,626)	(2,668)	(2,178)
Share buyback programmes, commitment	(4,500)	(4,000)	(1,583)
Share buyback programmes, cancellation of shares
Employee share-based compensation plans	45	34	27
Other changes in treasury shares	2	(7)	4
Transfers
Other changes	(5)	(50)	(562)
Balance end of period	53,698	55,628	57,004
Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	(2,767)	(2,192)	(540)
Other comprehensive income	1,311	776	(2,855)
Total comprehensive income	1,436	1,112	(2,694)
Share buyback programmes, cancellation of shares	5,000	2,701	2,124
Employee share-based compensation plans	43	41
Other changes in treasury shares	2	(7)	4
Transfers	(585)	(899)	8
Balance end of period	(687)	(2,767)	(2,192)
Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period	40,299	41,538	35,462
Total comprehensive income	5,209	3,804	11,965
Share buyback programmes, commitment	(4,500)	(4,000)	(1,583)
Share buyback programmes, cancellation of shares	(4,996)	(2,699)	(2,123)
Employee share-based compensation plans	1	(7)	15
Transfers	585	899	(8)
Balance end of period	36,243	40,299	41,538
Parent company
Condensed Financial Statements, Captions [Line Items]
Balance start of period	54,684	56,500	52,066
Net results	5,334	4,140	12,126
Other comprehensive income	1,311	776	(2,228)
Total comprehensive income	6,645	4,916	9,898
Dividends	(4,124)	(2,668)	(3,349)
Employee share-based compensation plans	2	(7)	27
Other changes in treasury shares	2	(7)	4
Balance end of period	52,703	54,684	56,500
Parent company | Share capital
Condensed Financial Statements, Captions [Line Items]
Balance start of period	35	37	39
Share buyback programmes, cancellation of shares	(4)	(2)	(2)
Balance end of period	31	35	37
Parent company | Share premium
Condensed Financial Statements, Captions [Line Items]
Balance start of period	17,116	17,116	17,105
Employee share-based compensation plans			12
Balance end of period	17,116	17,116	17,116
Parent company | Legal and statutory reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	(773)	(986)	1,073
Net results	125	336	161
Other comprehensive income	1,311	776	(2,228)
Total comprehensive income	1,436	1,112	(2,067)
Transfers	(585)	(899)	8
Balance end of period	78	(773)	(986)
Parent company | Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	35,761	29,002	28,892
Total comprehensive income
Dividends	(498)		(1,171)
Share buyback programmes, commitment	(4,500)	(4,000)	(1,583)
Share buyback programmes, cancellation of shares	4	2	2
Employee share-based compensation plans	2	(7)	15
Other changes in treasury shares	2	(7)	4
Transfers	631	10,823	3,405
Other changes	(5)	(50)	(562)
Balance end of period	31,397	35,761	29,002
Parent company | Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period	2,544	11,331	4,957
Net results	5,209	3,804	11,965
Other comprehensive income	0
Total comprehensive income	5,209	3,804	11,965
Dividends	(3,626)	(2,668)	(2,178)
Transfers	(47)	(9,923)	(3,412)
Balance end of period	€ 4,080	€ 2,544	€ 11,331